TAXES BASED ON INCOME (Details 8) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at beginning of year	$ 120.3	$ 127.2
Additions based on tax positions related to the current year	15.7	19.7
Additions for tax position of prior years	0.6	2.6
Reduction for tax positions of prior years:
Changes in judgment	(5.6)	(2.3)
Settlements	(2.3)	(5.5)
Lapses of applicable statute	(4.4)	(19.2)
Changes due to translation of foreign currencies	(2.7)	(2.2)
Balance at end of year	$ 121.6	$ 120.3